Deposits and Other Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Deposits and Other Current Assets (Details) [Line Items]
Future work expense			$ 5,200
Palantir invested amount	$ 25,000
Platform hosting agreement, description	Under the platform hosting agreement, the Company committed to pay a total of $47.0 million of hosting fees over a six-year term, of which $5.3 million was paid during the year ended December 31, 2021. No payments were made in 2022 with respect to this agreement. Recognized expense related to the Palantir hosting arrangement totaled $7.9 million and $4.6 million for the years ended December 31, 2022 and 2021, respectively. Other prepaid software subscriptions totaled $4.1 million and $0.7 million for the years ended December 31, 2022 and 2021, respectively.
Prepayments of annual insurance				$ 21,700
Recognized expense			$ 14,500
Directors And Officers [Member]
Deposits and Other Current Assets (Details) [Line Items]
Prepayment amount		$ 21,732
Amortization expense		$ 5,433